Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited)
23.      Quarterly Results of Operations (Unaudited)

The following is a summary of quarterly results of operations for each of the fiscal quarters in 2012 and 2011 (in thousands, except per share amounts):

	For the Quarters Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Revenues	$682,708	$690,473	$696,145	$699,412
Income from operations(1)	26,523	18,528	24,269	11,619
Loss before income taxes	(9,614)	(18,133)	(11,469)	(25,732)
Net loss	(10,544)	(19,015)	(12,216)	(24,692)
Weighted average basic and diluted loss per share	$(0.09)	$(0.16)	$(0.10)	$(0.20)
Weighted average shares used in computing basic and diluted loss per share	121,145	121,708	122,493	122,608

	For the Quarters Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Revenues	$586,557	$582,936	$615,365	$671,625
Income from operations(1)	11,637	28,500	29,142	19,466
Loss before income taxes	(23,822)	(21,594)	(6,886)	(14,968)
Net loss	(12,526)	(34,181)	(7,257)	(15,086)
Weighted average basic and diluted loss per share	$(0.10)	$(0.28)	$(0.06)	$(0.12)
Weighted average shares used in computing basic and diluted loss per share	120,792	121,280	121,616	120,951

(1)	Fourth quarter 2012 and 2011 results include non-cash impairment charges of $19.3 million and $2.0 million, respectively. Second quarter 2012 results include non-cash impairment charges of $7.2 million. First quarter 2012 and 2011 results include non-cash impairment charges of $1.1 million and $14.8 million, respectively.